Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Oct. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (27,119)	$ (26,442)	$ (127,357)	$ (105,039)	$ (990,971)	$ (1,018,090)
Contributed executive services	15,000	15,000	60,000	60,000	540,000	555,000
Write off of patent	0	0	0	0	17,500	17,500
Changes in non-cash working capital items
Increase (decrease) in accounts payable and accrued liabilities	(40,480)	(12,780)	12,693	18,836	64,023	23,543
Increase in accounts payable and accrued liabilities - related party	600	600	2,400	2,400	21,600	22,200
Net cash used in operating activities	(51,999)	(23,622)	(52,264)	(23,803)	(347,848)	(399,847)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of common stock	40,000	0	10,000	10,000	225,760	265,760
Subscriptions received	25,000	0				25,000
Increase in due to related parties	748	17,500	34,542	22,000	133,488	134,236
Net cash provided by financing activities	65,748	17,500	44,542	32,000	359,248	424,996
CASH FLOWS FROM INVESTMENT ACTIVITIES
Acquisition of patent	0	0	0	0	(10,000)	(10,000)
Net cash used in investment activities	0	0	0	0	(10,000)	(10,000)
Change in cash for the period	13,749	(6,122)	(7,722)	8,197	1,400	15,149
Cash, beginning of period	1,400	9,122	9,122	925	0	0
Cash, end of period	15,149	3,000	1,400	9,122	1,400	15,149
Cash paid for interest during the period	0	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0